INCOME TAXES (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Current:
Federal			$ (10)
State and local
Foreign
Total current			(10)
Deferred:
Federal
State and local
Foreign			1,062	5,105
Total deferred			1,062	5,105
Benefit from income taxes	$ 907	$ 2,553	$ 1,052	$ 5,105